Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Cash equivalents and available-for-sale investments
Available-for-sale securities, Cost	$ 35	$ 149
Available-for-sale securities, Gross Unrealized Gain	14	33
Available-for-sale securities, Gross Unrealized Loss		(14)
Available-for-sale securities, Estimated Fair Value	49	168
Interest income	75	72	$ 76
Debt securities:
Cash equivalents and available-for-sale investments
Available-for-sale securities, Gross Unrealized Gain	10	29
Available-for-sale securities, Gross Unrealized Loss		(14)
Gross unrealized loss of debt security in a continuous loss position for more than 12 months	0	14
Foreign bonds
Cash equivalents and available-for-sale investments
Available-for-sale securities, Gross Unrealized Gain	10	29
Other debt securities
Cash equivalents and available-for-sale investments
Available-for-sale securities, Gross Unrealized Loss		(14)
Marketable equity securities
Cash equivalents and available-for-sale investments
Available-for-sale securities, Gross Unrealized Gain	4	4
Equity securities in public companies
Cash equivalents and available-for-sale investments
Available-for-sale securities, Gross Unrealized Gain	4	4
Cost
Cash equivalents and available-for-sale investments
Cash equivalents	5,414	10,901
Total cash equivalents and available-for-sale investments	5,449	11,050
Cost | Debt securities:
Cash equivalents and available-for-sale investments
Available-for-sale securities, Cost	34	146
Cost | Foreign bonds
Cash equivalents and available-for-sale investments
Available-for-sale securities, Cost	32	95
Cost | Other debt securities
Cash equivalents and available-for-sale investments
Available-for-sale securities, Cost	2	51
Cost | Marketable equity securities
Cash equivalents and available-for-sale investments
Available-for-sale securities, Cost	1	3
Cost | Equity securities in public companies
Cash equivalents and available-for-sale investments
Available-for-sale securities, Cost	1	3
Cost | Time deposits
Cash equivalents and available-for-sale investments
Cash equivalents	1,111	1,735
Cost | Money market funds
Cash equivalents and available-for-sale investments
Cash equivalents	4,303	9,166
Fair Value
Cash equivalents and available-for-sale investments
Cash equivalents	5,414	10,901
Total cash equivalents and available-for-sale investments	5,463	11,069
Fair Value | Debt securities:
Cash equivalents and available-for-sale investments
Available-for-sale securities, Estimated Fair Value	44	161
Fair Value | Foreign bonds
Cash equivalents and available-for-sale investments
Available-for-sale securities, Estimated Fair Value	42	124
Fair Value | Other debt securities
Cash equivalents and available-for-sale investments
Available-for-sale securities, Estimated Fair Value	2	37
Fair Value | Marketable equity securities
Cash equivalents and available-for-sale investments
Available-for-sale securities, Estimated Fair Value	5	7
Fair Value | Equity securities in public companies
Cash equivalents and available-for-sale investments
Available-for-sale securities, Estimated Fair Value	5	7
Fair Value | Time deposits
Cash equivalents and available-for-sale investments
Cash equivalents	1,111	1,735
Fair Value | Money market funds
Cash equivalents and available-for-sale investments
Cash equivalents	$ 4,303	$ 9,166